Regulatory Matters - Regulatory Assets and Liabilities - Footnote (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jan. 30, 2024
Mountain View Fire
Regulatory Liabilities [Line Items]
Accrued estimated losses	$ 177.0	$ 177.0
Expected recoveries of insurance amount	116.0	116.0
Expenses of wildlife memerandum account		61.0
Insurance settlements receivable	174.9	174.9
Midwest Extreme Weather Event | Empire Electric
Regulatory Liabilities [Line Items]
Issuance of securitized bonds for qualified extraordinary costs			$ 301.5
Amortization expense	$ 4.6	$ 9.2